Future Scheduled Repayments (Detail)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
2020	$ 250,553,000	[1]
2021	537,636,000	[1]
2022	412,384,000	[1]
2023	1,283,377,000	[1]
2024 and thereafter	1,343,345,000	[1]
Long Term Debt, Carrying Amount, Total	3,827,295,000	[1]
Available Borrowing, as Limited by the Borrowing Base	137,243,000	[1]
Current and Available Borrowing	3,964,538,000	[1]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2020	5,063,000
2021	138,229,000
2022	138,229,000
2023	1,004,768,000
Long Term Debt, Carrying Amount, Total	1,286,289,000
Available Borrowing, as Limited by the Borrowing Base	133,165,000
Current and Available Borrowing	1,419,454,000
TL 2019 Term Loan
Debt Instrument [Line Items]
2020	10,523,000
2021	10,898,000
2022	11,285,000
2023	11,686,000
2024 and thereafter	115,608,000
Long Term Debt, Carrying Amount, Total	160,000,000
Current and Available Borrowing	160,000,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2020	68,459,000
2021	66,435,000
2022	60,474,000
2023	52,086,000
2024 and thereafter	447,052,000
Long Term Debt, Carrying Amount, Total	694,506,000
Current and Available Borrowing	694,506,000
TMCL V 2017-1 Bonds
Debt Instrument [Line Items]
2020	39,357,000
2021	52,173,000
2022	63,220,000
2023	62,557,000
2024 and thereafter	101,572,000
Long Term Debt, Carrying Amount, Total	318,879,000
Current and Available Borrowing	318,879,000
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
2020	43,958,000	[2]
2021	55,259,000	[2]
2022	67,021,000	[2]
2023	80,125,000	[2]
2024 and thereafter	152,584,000	[2]
Long Term Debt, Carrying Amount, Total	398,947,000	[2]
Current and Available Borrowing	398,947,000	[2]
TMCL VI Term Loan
Debt Instrument [Line Items]
2020	25,500,000
2021	25,500,000
2022	25,500,000
2023	25,500,000
2024 and thereafter	149,400,000
Long Term Debt, Carrying Amount, Total	251,400,000
Current and Available Borrowing	251,400,000
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
2020	18,655,000	[2]
2021	18,655,000	[2]
2022	18,655,000	[2]
2023	18,655,000	[2]
2024 and thereafter	157,796,000	[2]
Long Term Debt, Carrying Amount, Total	232,416,000	[2]
Current and Available Borrowing	232,416,000	[2]
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
2020	28,000,000	[2]
2021	28,000,000	[2]
2022	28,000,000	[2]
2023	28,000,000	[2]
2024 and thereafter	219,333,000	[2]
Long Term Debt, Carrying Amount, Total	331,333,000	[2]
Current and Available Borrowing	331,333,000	[2]
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2020	11,038,000
2021	142,487,000
Long Term Debt, Carrying Amount, Total	153,525,000
Available Borrowing, as Limited by the Borrowing Base	4,078,000
Current and Available Borrowing	$ 157,603,000

[1]	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $27,088.
[2]	Future scheduled payments for the TMCL V 2017-2 Bonds, TMCL VII 2018-1 Bonds and TMCL VII 2019-1 Bonds exclude an unamortized discount of $45, $2,332 and $101, respectively.